Derivatives (Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	$ 29,835,504	$ 25,783,596
Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	12,932,155
Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	11,589,990
Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,313,359
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	24,755,448	21,393,647
Interest rate contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	24,755,448	21,393,647
Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,207,135	761,112
Interest rate contracts [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,207,135	761,112
Interest rate contracts [member] | Forward rate agreements [member]
Disclosure of financial assets [line items]
Notional amount	974,666	574,289
Interest rate contracts [member] | Forward rate agreements [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	974,666	574,289
Interest rate contracts [member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Notional amount	22,142,506	19,839,245
Interest rate contracts [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	22,142,506	19,839,245
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	203,889	99,490
Interest rate contracts [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	203,889	99,490
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	227,252	119,511
Interest rate contracts [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	227,252	119,511
Interest rate contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	9,425,014
Interest rate contracts [member] | Not later than one year [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	891,230
Interest rate contracts [member] | Not later than one year [member] | Forward rate agreements [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	946,656
Interest rate contracts [member] | Not later than one year [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	7,262,622
Interest rate contracts [member] | Not later than one year [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	159,225
Interest rate contracts [member] | Not later than one year [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	165,281
Interest rate contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	10,443,051
Interest rate contracts [member] | Later than one year and not later than five years [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	315,905
Interest rate contracts [member] | Later than one year and not later than five years [member] | Forward rate agreements [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	28,010
Interest rate contracts [member] | Later than one year and not later than five years [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	9,998,401
Interest rate contracts [member] | Later than one year and not later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	41,237
Interest rate contracts [member] | Later than one year and not later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	59,498
Interest rate contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,887,383
Interest rate contracts [member] | Later than five years [member] | Futures contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Interest rate contracts [member] | Later than five years [member] | Forward rate agreements [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Interest rate contracts [member] | Later than five years [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,881,483
Interest rate contracts [member] | Later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	3,427
Interest rate contracts [member] | Later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,473
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,329,443	3,848,929
Foreign exchange contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,329,443	3,848,929
Foreign exchange contracts [member] | Forward rate agreements [member]
Disclosure of financial assets [line items]
Notional amount	483,066
Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		380,615
Foreign exchange contracts [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	483,066	380,615
Foreign exchange contracts [member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Notional amount	1,826,687	1,692,601
Foreign exchange contracts [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,826,687	1,692,601
Foreign exchange contracts [member] | Cross currency interest rate swap [member]
Disclosure of financial assets [line items]
Notional amount	1,898,178	1,669,577
Foreign exchange contracts [member] | Cross currency interest rate swap [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,898,178	1,669,577
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	63,257	56,777
Foreign exchange contracts [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	63,257	56,777
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	58,255	49,359
Foreign exchange contracts [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	58,255	49,359
Foreign exchange contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,905,872
Foreign exchange contracts [member] | Not later than one year [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	461,515
Foreign exchange contracts [member] | Not later than one year [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,781,558
Foreign exchange contracts [member] | Not later than one year [member] | Cross currency interest rate swap [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	551,107
Foreign exchange contracts [member] | Not later than one year [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	58,108
Foreign exchange contracts [member] | Not later than one year [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	53,584
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,016,697
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	19,334
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	42,098
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Cross currency interest rate swap [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	945,450
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,149
Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,666
Foreign exchange contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	406,874
Foreign exchange contracts [member] | Later than five years [member] | Forward contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,217
Foreign exchange contracts [member] | Later than five years [member] | Interest rate swap contract [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	3,031
Foreign exchange contracts [member] | Later than five years [member] | Cross currency interest rate swap [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	401,621
Foreign exchange contracts [member] | Later than five years [member] | Options written [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0
Foreign exchange contracts [member] | Later than five years [member] | Options purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5
Credit contracts [member]
Disclosure of financial assets [line items]
Notional amount	20,949	17,397
Credit contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	20,949	17,397
Credit contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	18,731	15,504
Credit contracts [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	18,731	15,504
Credit contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,218	1,893
Credit contracts [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,218	1,893
Credit contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,497
Credit contracts [member] | Not later than one year [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	4,943
Credit contracts [member] | Not later than one year [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	554
Credit contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	9,835
Credit contracts [member] | Later than one year and not later than five years [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	8,716
Credit contracts [member] | Later than one year and not later than five years [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,119
Credit contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,617
Credit contracts [member] | Later than five years [member] | Credit default swaps-protection purchased [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	5,072
Credit contracts [member] | Later than five years [member] | Credit default swap-protection sold [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	545
Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	729,664	523,623
Other contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	729,664	523,623
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	441,535	278,028
Other contracts [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	441,535	278,028
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	288,129	245,595
Other contracts [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	288,129	$ 245,595
Other contracts [member] | Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	595,772
Other contracts [member] | Not later than one year [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	338,989
Other contracts [member] | Not later than one year [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	256,783
Other contracts [member] | Later than one year and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	120,407
Other contracts [member] | Later than one year and not later than five years [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	90,121
Other contracts [member] | Later than one year and not later than five years [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	30,286
Other contracts [member] | Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	13,485
Other contracts [member] | Later than five years [member] | Equity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	12,425
Other contracts [member] | Later than five years [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	$ 1,060